Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities
Net loss	$ (6,993,688)	$ (3,026,085)	$ (28,385,044)	$ (7,204,540)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	208,502	131,604	280,955	200,885
Accretion of interest expense				234,044
Interest expense related to issuances of warrants				305,055
Stock-based compensation	3,625,220	181,702	666,504	383,966
Inducement expense related to convertible notes			15,102,206
Warrant modification expense			5,405,770
Loss on sale of CTI				456,169
Amortization of debt discounts	38,918	894,373	2,647,355	2,275,247
Loss on change in fair value of accrued stock compensation	96,000
Bad debt expense		75	147,922	64,412
Deferred rent	17,829	4,455	19,780	2,625
Expenses paid by Former Parent				620,464
Changes in operating assets and liabilities:
Accounts receivable	(33,080)	(57,879)	(103,925)	(179,548)
Inventory	21,962	(17,487)	(33,355)	47,701
Prepaid expenses and other current assets	24,023	(3,399)	(31,652)	6,575
Security deposits and other assets	(34,600)	1,000	(5,930)	(12,131)
Accounts payable and accrued expenses	(688,509)	252,123	248,209	309,778
Deferred revenue	(109,738)	(417,488)	(508,178)	(475,802)
Other current liabilities	(6,970)	43,608	45,157	238,363
Total Adjustments	3,159,557	1,012,687	23,880,818	4,477,803
Net Cash Used in Operating Activities	(3,834,131)	(2,013,398)	(4,504,226)	(2,726,737)
Cash Flows from Investing Activities
Purchases of property and equipment	(172,387)	(305,511)	(1,161,625)	(252,645)
Issuance of loans receivable			(60,186)	(9,689)
Cash paid in connection with the acquisition of Midtown			(35,116)
Cash paid in connection with the acquisition of Bronx			(300,000)
Collections from loans receivable	8,802	18,582	35,708	67,446
Collections from loans receivable - related party		650	650	6,667
Net Cash Used in Investing Activities	(163,585)	(286,279)	(1,520,569)	(188,221)
Cash Flows from Financing Activities
Proceeds from issuance of restricted stock				180,000
Proceeds from offering, net of underwriter's discount and offering costs of $920,000	6,780,000			85,576
Repayments to Former Parent, net				(132,459)
Proceeds from PPP loan	866,300
Proceeds from convertible notes payable		5,873,000	6,373,000	2,051,000
Proceeds from convertible notes payable - related parties		100,000	100,000	650,000
Repayments of convertible note payable	(550,000)	(50,000)	(50,000)	(50,000)
Repayments of convertible note payable - related parties		(100,000)	(100,000)
Repayments of other notes payable - related party	(91,000)	(335,000)	(335,000)
Repayments of other notes payables	(475,243)	(225,000)	(233,193)	(50,000)
Proceeds from other note payable	150,000		300,000	460,000
Proceeds from other notes payable - related party		91,000	91,000
Net Cash Provided by Financing Activities	6,680,057	5,354,000	6,145,807	3,194,117
Net Increase in Cash	2,682,341	3,054,323	121,012	279,159
Cash - Beginning of Period	478,854	357,842	357,842	78,683
Cash - End of Period	3,161,195	3,412,165	478,854	357,842
Supplemental Disclosures of Cash Flow Information:
Cash paid for interest	297,455	177,690	1,093,261	40,605
Supplemental disclosures of non-cash investing and financing activities
Beneficial conversion feature		548,020	548,020	3,434,506
Warrants issued and recorded as debt discount in connection with convertible notes payable		548,354
Common stock issued in exchange for interest earned on convertible notes payable		111,666	111,666
Common stock issued in exchange for interest earned on other notes payable		479,323	479,323
Common stock issued in exchange for accrued interest	$ 357,735
Warrants issued in connection with convertible debt			548,354	399,554
Conversion of convertible notes payable to Former Parent into common stock				392,542
Conversion of notes payable into common stock				1,850,340
Other note payable exchanged for convertible note				635,294
Warrants issued and recorded as debt discount in connection with notes payable				343,818
Convertible Note issued to Former Parent in exchange for payable to Former Parent				475,000
Issuance of restricted stock			1
Conversion of convertible notes payable into common stock			$ 9,488,000